Average Annual Total Returns - TCW Relative Value Mid Cap Fund	Mar. 01, 2021
Russell MidCap® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	4.96%	[1]
5 Years	9.73%	[1]
10 Years	10.49%	[1]
Class I
Average Annual Return:
1 Year	3.67%
5 Years	9.47%
10 Years	8.61%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	3.48%
5 Years	8.41%
10 Years	7.14%
Class I | After taxes on distributions and sale of fund shares
Average Annual Return:
1 Year	2.30%
5 Years	7.39%
10 Years	6.75%
Class N
Average Annual Return:
1 Year	3.60%
5 Years	9.34%
10 Years	8.39%

[1]	The Russell MidCap® Value Index measures the performance of those companies in the Russell MidCap® Index with lower price-to-book ratios and lower forecasted growth values.